Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total general fund assets	$ 205,614	$ 205,374
Investments for account of segregated fund holders	125,292	139,996
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	11,702	10,024
Investments for account of segregated fund holders	0	0
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	9,933	8,203
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	940	1,064
Investments for account of segregated fund holders	0	0
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	581	582
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	248	175
Corporate
Disclosure of operating segments [line items]
Total general fund assets	9,044	14,187
Investments for account of segregated fund holders	8,702	10,722
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	1,536	2,570
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	4,827	6,892
Investments for account of segregated fund holders	8,702	10,722
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	2,500	4,533
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 181	$ 192